UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	September 30, 2023

ITEM 1. (a) Report to Stockholders.

Curasset Capital Management Core Bond Fund and Curasset Capital Management Limited Term Income Fund (the “Curasset Capital Funds”)

ANNUAL
REPORT

For the Year Ended September 30, 2023

Curasset Capital Management, LLC

Curasset Capital Management
Core Bond Fund

Curasset Capital Management
Limited Term Income Fund

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT

Important Disclosure Statement

The Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (the “Funds”) prospectuses contain important information about the Funds’ investment objectives, potential risks, management fees, 12b-1 fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain a Fund’s prospectus containing this and other important information, please call 800-673-0550. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Curasset Capital Management, LLC is the investment advisor of the Funds.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2023 and are subject to change at any time. For most recent information, please call 800-673-0550.

The advisor waived or reimbursed part of the Funds’ total expenses. Had the advisor not waived or reimbursed expenses of the Funds, the Funds’ performance would have been lower.

ANNUAL REPORT

Curasset Capital Management

Shareholder LetterSeptember 30, 2023

Dear Shareholders,

As we close another fiscal year, I want to share some insights into the market environment and how our Core Bond Fund and Limited Term Income Fund have performed over the last twelve months ending on September 30, 2023.

Market Outlook

We anticipate a normalization of the yield curve, with risk premiums returning to the term structure—resulting in long-term yields exceeding short-term yields. We continue to exercise caution on credit markets, a position we have maintained throughout the past year. Mortgage-Backed Securities (MBS) tend to underperform in periods of interest rate volatility. Our focus remains on short-term Asset-Backed Securities (ABS).

Aggregate Performance

The Bloomberg US Aggregate Bond Index posted a 12-month total return of +0.64%. By asset class within the index, corporate bonds were the standout, returning +3.65%, followed by asset-backed securities at +2.81%, and government-related bonds at +2.22%. On the downside, Mortgage-Backed Securities and Treasurys yielded -0.17% and -0.81%, respectively.

Core Bond Fund Performance

Our Core Bond Fund outperformed the return of the Bloomberg US Aggregate Bond Index with a positive total return of +2.65% over the twelve months ending on September 30, 2023. The Fund benefited from underweight positions in Treasurys and US government-related securities. Our strategic focus on spread products, particularly in ABS and corporate bonds, proved rewarding. Shorter duration relative to the benchmark enhanced returns, although some detractors were noted in our Treasury securities positioning and absence in dollar sovereign bonds.

Limited Term Income Fund Performance

Our Limited Term Income Fund posted a noteworthy 12-month total return of +4.84%, outperforming the Bloomberg US 1-3 Year Bond Index’s +3.51% gain. Our allocations to ABS and mortgages contributed positively. Shorter duration was advantageous, but certain sub-optimal positioning within Treasury securities and the lack of exposure to dollar sovereign bonds slightly hindered performance.

ANNUAL REPORT

Curasset Capital Management

Shareholder Letter - continuedSeptember 30, 2023

Thank you for your ongoing trust and investment in Curasset Capital Management. We look forward to navigating the financial landscape together in the coming year.

Sincerely,

Peter Strzalkowski
CEO
Curasset Capital Management

ANNUAL REPORT

Curasset Capital Management Core Bond Fund

GROWTH OF $10,000 INVESTMENT IN
THE CURASSET CAPITAL MANAGEMENT CORE BOND FUND VS.
BLOOMBERG US AGGREGATE BOND INDEX (unaudited)
$11
$10
$9
$8
In Thousands
$9,125
$8,564
12/1/21
9/30/22
9/30/23
Past performance is not predictive of future performance.
Curasset Capital Management Core Bond Fund
Bloomberg US Aggregate Bond Index

	Total Return One Year As of 9/30/2023	Average Annual Return Since Inception 12/1/2021 to 9/30/2023
Curasset Capital Management Core Bond Fund	2.65%	-4.88%
Bloomberg US Aggregate Bond Index	0.64%	-8.12%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS, ABS and CMBS.

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of InvestmentsSeptember 30, 2023

		Principal	Value
96.42%	DEBT SECURITIES

33.49%	ASSET BACKED BONDS
	American Credit Acceptance Receiv Trust 11/15/2027 1.340% 144A	$1,000,000	$949,855
	American Credit Acceptance Receiv Trust 12/14/2026 1.310% 144A	134,716	133,840
	American Credit Acceptance Receiv Trust 12/12/2025 2.970% 144A	118,687	118,495
	American Credit Acceptance Receiv Trust 6/13/2028 4.850% 144A	900,000	862,758
	American Credit Acceptance Receiv Trust 6/13/2028 4.410% 144A	1,687,500	1,664,933
	American Credit Acceptance Receiv Trust 2/14/2028 1.820% 144A	480,000	454,596
	Aqua Finance Trust 7/17/2046 1.900% 144A	403,801	373,345
	Arivo Acceptance Auto Loan Receiv Trust 5/15/2028 3.930% 144A	444,661	434,960
	Arivo Acceptance Auto Loan Receiv Trust 3/15/2029 9.840% 144A	500,000	510,974
	Avid Automobile Receivables Trust 12/15/2027 7.350% 144A	600,000	595,049
	Avis Budget Rental Car Funding AESOP LLC 3/20/2026 2.650% 144A	1,800,000	1,710,961
	CarMax Auto Owner Trust 10/15/2027 1.550%	250,000	228,984
	CarMax Auto Owner Trust 4/16/2029 8.080%	1,000,000	1,021,628
	Carvana Auto Receivables Trust 3/10/2028 2.900% 144A	100,000	91,795
	Carvana Auto Receivables Trust 12/11/2028 2.310% 144A	96,067	94,249
	Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	450,000	430,493
	Carvana Auto Receivables Trust 4/10/2028 5.080%	2,000,000	1,923,850
	Carvana Auto Receivables Trust 3/10/2028 1.070%	202,385	187,306

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2023

	Principal	Value
Carvana Auto Receivables Trust 4/12/2027 6.360% 144A	$888,236	$889,423
COMM Mortgage Trust 9/15/2033 7.805%^ 144A (SOFR Rate + 3.914%)	55,000	38,903
Connecticut Avenue Securities Trust 12/25/2041 7.215%^ 144A (ICE LIBOR USD 1 Month + 2.277%)	250,000	245,312
Connecticut Avenue Securities Trust 4/25/2042 8.315%^ 144A (CME Term SOFR 1 Month + 0.046%) + 2.277%)	1,000,000	1,014,030
Connecticut Avenue Securities Trust 9/25/2042 7.815%^ 144A (CME Term SOFR 1 Month + 0.046%) + 2.427%)	445,092	450,196
Connecticut Avenue Securities Trust 4/25/2043 7.815%^ 144A (US 30 Day Average SOFR + 2.500%)	725,341	733,702
Connecticut Avenue Securities Trust 7/25/2043 7.015%^ 144A (US 30 Day Average SOFR + 1.700%)	382,654	382,654
CPS Auto Receivables Trust 10/15/2029 7.140% 144A	900,000	859,319
CPS Auto Receivables Trust 8/15/2028 5.190% 144A	1,800,000	1,733,868
CPS Auto Receivables Trust 11/15/2030 10.720% 144A	300,000	310,767
Credit Acceptance Auto Loan Trust 5/15/2030 1.000% 144A	1,726,958	1,688,789
Drive Auto Receivables Trust 10/15/2027 0.870%	1,160,918	1,139,633
DT Auto Owner Trust 11/17/2025 2.550% 144A	632,691	622,434
DT Auto Owner Trust 6/15/2026 1.470% 144A	746,609	734,456
DT Auto Owner Trust 2/16/2027 1.500% 144A	888,000	830,089
DT Auto Owner Trust 5/17/2027 1.310% 144A	800,000	726,332

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2023

	Principal	Value
Exeter Automobile Receivables Trust 1/15/2026 0.690%(A)	$69,518	$69,374
Exeter Automobile Receivables Trust 3/17/2025 3.710% 144A	157,113	156,510
Exeter Automobile Receivables Trust 10/15/2029 6.340% 144A	787,500	707,290
Exeter Automobile Receivables Trust 7/17/2028 4.560%	450,000	428,750
Exeter Automobile Receivables Trust 12/15/2026 4.860%	1,072,000	1,064,298
Federal Home Loan Banks 4/20/2029 4.000%	5,000,000	4,649,805
Federal Home Loan Mortgage Corp. 5/15/2027 3.000%	1,484,338	53,021
Federal Home Loan Mortgage Corp. 1/25/2042 8.715%^ 144A (US 30 Day Average SOFR + 3.400%)	100,000	100,063
Federal Home Loan Mortgage Corp. 1/25/2042 7.815%^ 144A (US 30 Day Average SOFR + 2.500%)	100,000	97,750
Federal Home Loan Mortgage Corp. 5/25/2042 7.515%^ 144A (US 30 Day Average SOFR + 2.200%)	1,543,382	1,559,665
Federal Home Loan Mortgage Corp. 6/25/2042 12.065%^ 144A (US 30 Day Average SOFR + 6.750%)	1,000,000	1,124,303
Federal Home Loan Mortgage Corp. 4/25/2043 7.415%^ 144A (US 30 Day Average SOFR + 2.100%)	365,009	368,429
Federal Home Loan Mortgage Corp. 5/25/2043 7.315%^ 144A (US 30 Day Average SOFR + 2.000%)	729,430	733,965
Federal Home Loan Mortgage Corp. 6/25/2043 7.315%^ 144A (US 30 Day Average SOFR + 2.000%)	724,031	727,551

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2023

	Principal	Value
Federal National Mortgage Assoc. 2/25/2046 0.164%	$18,081,021	$43,557
Federal National Mortgage Assoc. 1/25/2031 9.679%^ (ICE LIBOR USD 1 Month + 4.250%)	534,000	578,711
Federal National Mortgage Assoc. 2/25/2047 0.114%	18,094,660	39,247
Federal National Mortgage Assoc. 11/25/2046 0.114%	26,921,668	53,440
Federal National Mortgage Assoc. 8/25/2042 3.500%	426,954	58,198
Federal National Mortgage Assoc. 12/25/2032 2.000%	91,486	81,129
First Investors Auto Owner Trust 1/15/2027 2.030% 144A	639,990	625,373
First Investors Auto Owner Trust 6/15/2029 5.410% 144A	500,000	454,470
Foursight Capital Automobile Recei Trust 5/15/2028 3.070% 144A	400,000	369,864
GLS Auto Receivables Issuer Trust 7/15/2027 4.310% 144A	725,000	704,403
GLS Auto Receivables Issuer Trust 5/15/2025 2.960% 144A	119,776	119,285
GLS Auto Receivables Issuer Trust 2/18/2025 3.540% 144A(A)	12,906	12,893
Government National Mortgage Assoc. 3/16/2043 5.845%^(A) (US Treasury Yield Curve Rate 5 Yr T-Note +2.949%)	34	34
Government National Mortgage Assoc. 10/20/2052 5.000%	965,965	929,338
GS Mortgage Securities Trust 9/10/2047 4.162%	500,000	480,813
Harvest SBA Loan Trust 6/25/2047 7.800%^ 144A (ICE LIBOR USD 1 Month + 2.150%)	568,813	548,905
JPMBB Commercial Mortgage Sec Trust 5/15/2048 3.342%	188,483	180,711
LAD Auto Receivables Trust 4/15/2030 6.850% 144A	484,000	480,742

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2023

	Principal	Value
LAD Auto Receivables Trust 8/17/2026 1.300% 144A	$557,476	$547,621
LAD Auto Receivables Trust 6/15/2027 5.930% 144A	456,846	455,642
Libra Solutions LLC 2/15/2035 7.000% 144A	146,315	145,580
Lobel Automobile Receivables Trust 7/15/2026 6.970% 144A	584,198	584,228
Mariner Finance Issuance Trust 7/20/2032 2.960% 144A	57,262	57,131
Newtek Small Business Loan Trust 2/25/2044 7.950%^ 144A (ICE LIBOR USD 3 Month +1.754%)	383,090	379,472
Pagaya AI Debt Trust 3/15/2030 6.060% 144A	784,326	780,402
Prestige Auto Receivables Trust 2/15/2028 1.530% 144A	550,400	516,285
Provident Funding Mortgage Trust 4/25/2051 2.500% 144A	832,299	628,027
Santander Consumer Auto Receiv Trust 10/15/2025 0.330% 144A	240,888	239,600
Santander Drive Auto Receivables Trust 4/17/2028 2.560%	500,000	481,365
Santander Drive Auto Receivables Trust 3/16/2026 5.870%	1,771,583	1,770,598
Santander Retail Auto Lease Trust 11/20/2025 1.410% 144A	520,000	501,555
SCF Equipment Leasing LLC 8/21/2028 0.830% 144A	245,346	240,642
SCF Equipment Leasing LLC 4/20/2026 2.470% 144A(A)	37,162	37,046
SCF Equipment Leasing LLC 11/20/2031 3.790% 144A	500,000	444,804
Seashine Holding LLC 5/20/2025 6.000% 144A	1,180,033	1,132,914
Sequoia Mortgage Trust 4/25/2050 3.000% 144A	184,780	175,124
SoFi Consumer Loan Program 9/25/2030 1.300% 144A	616,000	601,604
Spruce Hill Mortgage Loan Trust 1/28/2050 2.521% 144A	355,520	351,789

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2023

		Principal	Value
	Towd Point HE Trust 2/25/2063 6.875% 144A	$335,496	$334,465
	Tricolor Auto Securitization Trust 8/15/2025 4.710% 144A	485,000	478,541
	Tricolor Auto Securitization Trust 6/15/2028 13.450% 144A	400,000	413,010
	Tricon American Homes Trust 1/17/2036 3.473% 144A	306,000	302,818
	Trinity Rail Leasing LLC 10/18/2049 2.390% 144A	178,248	167,112
	United Auto Credit Securitization Trust 11/10/2028 5.000% 144A	650,000	$581,454
	United Auto Credit Securitization Trust 4/10/2029 10.000% 144A	400,000	380,913
	Upstart Structured Pass-Through Trust 11/15/2030 7.010% 144A	483,402	483,625
	US Auto Funding Trust 4/15/2025 3.980% 144A	837,096	816,001
	US Auto Funding Trust 3/17/2025 1.490% 144A	224,871	222,989
	USASF Receivables LLC 3/15/2027 9.350% 144A	1,360,000	1,361,213
	Veros Auto Receivables Trust 7/16/2029 7.230% 144A	1,350,000	1,317,411
	Veros Auto Receivables Trust 11/15/2028 7.120% 144A	526,187	527,057
	Verus Securitization Trust 11/25/2059 3.192% 144A	294,179	283,599
	Westlake Automobile Receivables Trust 1/15/2026 2.760% 144A	1,434,326	1,420,569
	Westlake Automobile Receivables Trust 3/15/2027 3.490% 144A	324,800	309,687
	WinWater Mortgage Loan Trust 1/20/2046 3.778% 144A	145,576	131,914
	X-Caliber Funding LLC 11/1/2024 8.580%^ 144A (CME Term SOFR 1 Month + 3.250%)	800,000	799,882

33.49%	TOTAL ASSET BACKED BONDS		62,193,554
	(Cost: $63,627,609)

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2023

		Principal	Value
33.92%	CORPORATE BONDS
6.67%	Communication Services:
	Alliant Energy Finance 3/1/2032 3.600% 144A	$1,000,000	$827,317
	AMN Healthcare, Inc. 10/1/2027 4.625% 144A	90,000	81,338
	ASB Bank Ltd. 10/22/2031 2.375% 144A	2,000,000	1,537,160
	Avolon Holdings Funding Ltd. 11/18/2027 2.528% 144A	1,000,000	844,152
	BellSouth Telecommunications LLC 6/1/2028 6.375%	500,000	496,502
	Blackstone Private Credit Fund 12/15/2026 2.625%	250,000	215,186
	Canpack SA/Canpack US LLC 11/15/2029 3.875% 144A	500,000	408,494
	Ciena Corp. 1/31/2030 4.000% 144A	100,000	84,625
	Corning, Inc. 3/15/2037 4.700%	200,000	177,009
	Domtar Corp. 10/1/2028 6.750% 144A	100,000	82,813
	FactSet Research Systems, Inc. 3/1/2027 2.900%	250,000	227,972
	Hughes Satellite Systems Corp. 8/1/2026 5.250%	500,000	449,592
	Korn Ferry 12/15/2027 4.625% 144A	500,000	460,000
	Macquarie Group Ltd. 6/21/2028 4.098% 144A	2,000,000	1,860,100
	Michael Kors USA, Inc. 11/1/2024 4.500% 144A	600,000	589,500
	Nissan Motor Co. Ltd. 9/17/2030 4.810% 144A	1,000,000	862,493
	PRA Health Sciences, Inc. 7/15/2026 2.875% 144A	90,000	81,204
	Qorvo, Inc. 12/15/2024 1.750% 144A	500,000	469,784
	SBL Holdings, Inc. 11/13/2026 5.125% 144A	400,000	361,654
	SLM Corp. 10/29/2025 4.200%	90,000	84,214
	Smithfield Foods, Inc. 10/15/2030 3.000% 144A	1,000,000	764,409
	Societe Generale SA 3/28/2024 3.875% 144A	500,000	493,719

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2023

		Principal	Value
	Sprint LLC 6/15/2024 7.125%	$450,000	$452,737
	Targa Resources Partners LP 3/1/2030 5.500%	500,000	467,956
			12,379,930
5.46%	Consumer Discretionary:
	Allison Transmission, Inc. 10/1/2027 4.750% 144A	450,000	415,282
	AutoNation, Inc. 3/1/2032 3.850%	1,000,000	812,798
	AutoNation, Inc. 8/1/2031 2.400%	1,000,000	737,228
	BorgWarner, Inc. 2/15/2029 7.125%	400,000	420,844
	Brunswick Corp. 8/1/2027 7.125%	1,314,000	1,336,167
	Ford Motor Co. 10/1/2028 6.625%	450,000	451,949
	General Motors Financial Co., Inc. 1/8/2031 2.350%	250,000	189,097
	General Motors Financial Co., Inc. 1/12/2032 3.100%	1,000,000	773,682
	Hasbro, Inc. 7/15/2028 6.600%	700,000	712,663
	Las Vegas Sands Corp. 8/8/2029 3.900%	500,000	426,717
	Lowe’s Cos, Inc. 4/1/2052 4.250%	500,000	368,844
	MDC Holdings, Inc. 1/15/2030 3.850%	1,000,000	840,421
	PVH Corp. 7/10/2025 4.625%	1,000,000	967,724
	Tapestry, Inc. 4/1/2025 4.250%	750,000	729,314
	Toll Brothers Finance Corp. 3/15/2027 4.875%	1,000,000	957,803
			10,140,533
0.94%	Consumer Staples:
	Constellation Brands, Inc. 5/1/2030 2.875%	1,000,000	839,257
	Quanta Services, Inc. 10/1/2030 2.900%	1,000,000	815,640
	Teva Pharmaceutical Industries Ltd. 5/9/2027 4.750%	100,000	91,753
			1,746,650
4.83%	Energy:
	Apache Corp. 12/15/2029 7.750%	133,000	136,159
	Energy Transfer LP 1/15/2024 5.875%	900,000	899,439
	Energy Transfer LP Perpetual 6.625%	400,000	318,786

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2023

		Principal	Value
	EnLink Midstream Partners LP 4/1/2024 4.400%	$400,000	$389,922
	Marathon Petroleum Corp. 9/15/2024 3.625%	540,000	527,760
	Occidental Petroleum Corp. 9/1/2025 5.875%	215,000	213,908
	Occidental Petroleum Corp. 3/15/2029 7.200%	1,000,000	1,030,205
	ONEOK, Inc. 9/1/2029 3.400%	1,000,000	867,839
	Phillips 66 Partners LP 3/1/2028 3.750%	440,000	375,309
	Pioneer Natural Resource 1/15/2028 7.200%	1,000,000	1,033,391
	Plains All American Pipeline LP 9/15/2030 3.800%	250,000	214,737
	Spectra Energy Partners LP 3/15/2024 4.750%	400,000	397,509
	TransCanada PipeLines Ltd. 6/15/2029 7.700%	850,000	898,165
	Valero Energy Corp. 12/1/2031 2.800%	1,000,000	798,421
	The Williams Cos, Inc 1/15/2025 3.900%	900,000	875,817
			8,977,367
5.18%	Financials:
	Aircastle Ltd. 5/1/2024 4.125%	900,000	887,117
	Ally Financial, Inc. 11/1/2031 8.000%	1,000,000	1,009,635
	American Express Co. Perpetual 3.550%	500,000	396,994
	Banco Santander SA 12/3/2030 2.749%	250,000	186,287
	Banco Santander SA 3/24/2028 4.175%	200,000	184,676
	Bank of America Corp. Perpetual 4.375%	625,000	523,781
	Barclays plc 5/16/2029 4.972%	250,000	233,545
	Blue Owl Capital Corp. 6/11/2028 2.875%	250,000	205,569
	The Charles Schwab Corp Perpetual 5.000%	500,000	417,861
	Citigroup, Inc. 3/31/2031 4.412%	250,000	224,892
	Crown Castle, Inc. 3/15/2027 2.900%	250,000	226,755
	EPR Properties 4/15/2028 4.950%	360,000	318,987

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2023

		Principal	Value
	Fidelity National Financial, Inc. 8/15/2028 4.500%	$1,000,000	$929,407
	Fifth Third Bank 10/27/2025 5.852%	600,000	590,261
	First Citizens BancShares, Inc. Perpetual 9.635%	500,000	507,028
	The Goldman Sachs Group, Inc Perpetual 4.125%	500,000	408,964
	Lloyds Banking Group plc 3/18/2026 3.511%	450,000	431,581
	NatWest Group plc 5/18/2029 4.892%	500,000	467,648
	Societe Generale SA 11/24/2025 4.750% 144A	250,000	239,126
	Synchrony Bank 8/22/2025 5.400%	400,000	385,510
	Truist Financial Corp. Perpetual 5.100%	500,000	427,481
	Weyerhaeuser Co. 3/9/2033 3.375%	500,000	409,220
			9,612,325
7.27%	Industrials:
	Allegion US Holding Company 10/1/2024 3.200%	550,000	533,074
	Avnet, Inc. 6/1/2032 5.500%	1,000,000	919,854
	Berry Global, Inc. 7/15/2027 5.625% 144A	500,000	483,016
	The Boeing Co 2/15/2040 5.875%	1,000,000	944,957
	CH Robinson Worldwide, Inc. 4/15/2028 4.200%	1,000,000	938,242
	FedEx Corp. 10/17/2048 4.950%	1,000,000	843,872
	Flowserve Corp. 1/15/2032 2.800%	1,000,000	765,145
	Fluor Corp. 9/15/2028 4.250%	360,000	329,540
	Fortune Brands Innovations, Inc. 3/25/2052 4.500%	500,000	368,302
	Fortune Brands Innovations, Inc. 3/25/2032 4.000%	500,000	426,238
	GATX Corp 3/30/2027 3.850%	324,000	300,533
	Hubbell, Inc. 8/15/2027 3.150%	600,000	551,425
	Masco Corp. 8/15/2032 6.500%	1,000,000	1,007,356
	Oshkosh Corp. 3/1/2030 3.100%	1,000,000	853,427
	Owens Corning 6/1/2030 3.875%	1,000,000	883,354
	Ryder System, Inc. 9/1/2025 3.350%	1,000,000	953,476

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2023

		Principal	Value
	The Timken Co 12/15/2028 4.500%	$500,000	$466,222
	The Timken Co 5/8/2028 6.875%	320,000	323,049
	Trimble, Inc. 12/1/2024 4.750%	800,000	787,921
	WestRock MWV LLC 2/15/2031 7.950%	750,000	821,078
			13,500,081
0.73%	Information Technology:
	CA, Inc. 3/15/2027 4.700%	600,000	562,503
	Micron Technology, Inc. 2/15/2027 4.185%	250,000	235,210
	MSCI, Inc. 9/1/2030 3.625% 144A	100,000	83,814
	Western Digital Corp. 2/15/2026 4.750%	500,000	476,424
			1,357,951
1.06%	Materials:
	Albemarle Corp. 6/1/2032 5.050%	500,000	453,613
	FMC Corp. 10/1/2026 3.200%	600,000	548,515
	Nucor Corp. 5/23/2027 4.300%	500,000	479,861
	Steel Dynamics, Inc. 12/15/2026 5.000%	500,000	489,669
			1,971,658
1.78%	Utilities:
	Eversource Energy 3/1/2032 3.375%	1,000,000	829,502
	Exelon Corp. 04/01/2032 7.600%	1,000,000	1,079,704
	Georgia Power Co. 5/15/2032 4.700%	1,000,000	926,511
	Sempra Perpetual 4.875%	500,000	473,743
			3,309,460

33.92%	TOTAL CORPORATE BONDS		62,995,955
	(Cost: $69,707,693)

29.01%	TREASURY NOTES
	US Treasury 11/15/2031 1.375%	3,720,000	2,915,840
	US Treasury 2/15/2032 1.875%	4,500,000	3,655,373
	US Treasury 2/15/2042 2.375%	15,000,000	10,368,165
	US Treasury 5/15/2042 3.250%	4,000,000	3,187,500
	US Treasury 11/15/2032 4.125%	4,000,000	3,857,812

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2023

		Principal	Value
	US Treasury 2/15/2053 3.625%	$5,000,000	$4,135,155
	US Treasury 2/15/2043 3.875%	5,000,000	4,351,565
	US Treasury 5/15/2043 3.875%	5,000,000	4,346,875
	US Treasury 5/15/2053 3.625%	2,500,000	2,069,922
	US Treasury 4/15/2028 1.250%	12,900,323	12,264,504
	US Treasury 5/15/2033 3.375%	3,000,000	2,720,625

29.01%	TOTAL TREASURY NOTES		53,873,336
	(Cost: $62,821,987)

96.42%	TOTAL DEBT SECURITIES		179,062,845
	(Cost: $196,157,289)

		Shares	Value
0.22%	PREFERRED STOCK	4,000	405,000
	Farm Credit Bank of Texas 144A (Perpetual call 6.750%)

0.22%	TOTAL PREFERRED STOCK		405,000
	(Cost: $405,000)

2.67%	MONEY MARKET FUND
	Federated Government Obligations Fund Institutional Class 5.200%(B)	4,956,891	4,956,891
	(Cost: $4,956,891)

99.31%	TOTAL INVESTMENTS		184,424,736
	(Cost: $201,519,180)
0.69%	Other assets, net of liabilities		1,279,037
100.00%	NET ASSETS		$185,703,773

(A)Non-income producing

(B)Effective 7 day yield as of September 30, 2023

^Rate is determined periodically. Rate shown is the rate in effect on September 30, 2023.

144ASecurity is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $58,164,763 and is 31.29% of the Fund’s net assets.

ICE LIBOR - Intercontinetal Exchange London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

ANNUAL REPORT

Curasset Capital Management Limited Term Income Fund

GROWTH OF $10,000 INVESTMENT IN THE
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND VS.
BLOOMBERG US 1–3 YR BOND INDEX (unaudited)
$11
$10
$9
$8
In Thousands
$10,099
$9,872
12/1/21
9/30/22
9/30/23
Past performance is not predictive of future performance.
Curasset Capital Management
Limited Term Income Fund
Bloomberg US
1–3 Yr Bond Index

	Total Return One Year As of 9/30/2023	Average Annual Return Since Inception 12/1/2021 to 9/30/2023
Curasset Capital Management Limited Term Income Fund	4.84%	0.54%
Bloomberg US 1-3 Yr Bond Index	3.51%	-0.70%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The Bloomberg US 1-3 Yr bond Index measures the performance of investment grade, US dollar-dominated, fix-rate, taxable Corporate and government-related debt with a maturity between 1 and up to (but not including) 3 years.

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of InvestmentsSeptember 30, 2023

		Principal	Value
95.34%	DEBT SECURITIES

48.30%	ASSET BACKED BONDS
	AM Capital Funding LLC 12/15/2023 4.980% 144A	$580,000	$579,483
	American Credit Acceptance Receiv Trust 11/15/2027 1.340% 144A	1,000,000	949,855
	American Credit Acceptance Receiv Trust 12/14/2026 1.310% 144A	164,653	163,582
	American Credit Acceptance Receiv Trust 12/12/2025 2.970% 144A	145,062	144,827
	American Credit Acceptance Receiv Trust 6/13/2028 4.850% 144A	1,100,000	1,054,482
	American Credit Acceptance Receiv Trust 6/13/2028 4.410% 144A	2,062,500	2,034,918
	American Credit Acceptance Receiv Trust 5/13/2026 5.650% 144A	2,000,000	1,998,482
	American Credit Acceptance Receiv Trust 2/14/2028 1.820% 144A	720,000	681,894
	Angel Oak Mortgage Trust 1/25/2066 0.909% 144A	68,010	55,490
	Aqua Finance Trust 7/17/2046 1.900% 144A	493,535	456,311
	ARI Fleet Lease Trust 3/15/2030 0.370% 144A	13,008	12,930
	Arivo Acceptance Auto Loan Receiv Trust 5/15/2028 3.930% 144A	666,992	652,440
	Arivo Acceptance Auto Loan Receiv Trust 1/16/2029 6.900% 144A	735,393	732,446
	Avid Automobile Receivables Trust 7/15/2026 3.140% 144A	312,168	311,860
	Avid Automobile Receivables Trust 12/15/2027 7.350% 144A	900,000	892,574
	Avis Budget Rental Car Funding AESOP LLC 3/20/2026 2.650% 144A	2,275,000	2,162,465
	CarMax Auto Owner Trust 10/15/2027 1.550%	250,000	228,984
	CarMax Auto Owner Trust 1/15/2026 6.013%^ (US 30 Day Average SOFR + 0.700%)	866,640	867,349

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2023

	Principal	Value

Carvana Auto Receivables Trust 3/10/2028 2.900% 144A	$100,000	$91,795
Carvana Auto Receivables Trust 12/11/2028 2.310% 144A	117,415	115,193
Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	550,000	526,158
Carvana Auto Receivables Trust 9/11/2028 1.240%	322,450	297,933
Carvana Auto Receivables Trust 11/10/2028 5.540%	175,000	167,084
Carvana Auto Receivables Trust 3/10/2028 1.070%	303,578	280,959
Carvana Auto Receivables Trust 1/15/2026 3.430% 144A	1,218,964	1,210,386
Carvana Auto Receivables Trust 4/12/2027 6.360% 144A	1,332,354	1,334,134
Carvana Auto Receivables Trust 8/10/2026 5.980% 144A	2,937,604	2,932,437
Carvana Auto Receivables Trust 1/15/2026 5.640% 144A	1,054,032	1,051,980
CCG Receivables Trust 3/14/2024 5.395% 144A	281,909	281,798
Citigroup Mortgage Loan Trust, Inc. 8/25/2050 2.500% 144A	75,889	61,332
COMM Mortgage Trust 9/15/2033 7.805%^ 144A (US Treasury Yield Curve Rate 5 Yr T-Note +3.597%)	65,000	45,977
Connecticut Avenue Securities Trust 12/25/2041 7.215%^ 144A (US Treasury Yield Curve Rate 5 Yr T-Note +3.597%)	250,000	245,312
Connecticut Avenue Securities Trust 7/25/2042 8.915%^ 144A (US Treasury Yield Curve Rate 5 Yr T-Note +3.597%)	250,000	257,188
Connecticut Avenue Securities Trust 9/25/2042 7.815%^ 144A (US Treasury Yield Curve Rate 5 Yr T-Note +3.597%)	566,481	572,977

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2023

	Principal	Value
Connecticut Avenue Securities Trust 4/25/2043 7.815%^ 144A (US 30 Day Average SOFR + 2.500%)	$1,994,688	$2,017,681
Connecticut Avenue Securities Trust 7/25/2043 7.015%^ 144A (US 30 Day Average SOFR + 1.700%)	573,981	573,981
CPS Auto Receivables Trust 10/15/2029 7.140% 144A	1,100,000	1,050,279
CPS Auto Receivables Trust 8/15/2028 5.190% 144A	2,200,000	2,119,172
CPS Auto Receivables Trust 7/15/2025 4.300% 144A	771,422	765,900
CPS Auto Receivables Trust 4/15/2030 4.880% 144A	1,250,000	1,233,263
CPS Auto Receivables Trust 4/15/2030 4.180% 144A	32,586	32,371
CPS Auto Receivables Trust 11/15/2030 10.720% 144A	450,000	466,150
Credit Acceptance Auto Loan Trust 5/15/2030 1.000% 144A	1,958,105	$1,914,827
CSMC Trust 4/25/2044 3.793% 144A	761,614	610,392
CSMC Trust 4/25/2044 3.793% 144A	998,275	935,773
Drive Auto Receivables Trust 10/15/2027 0.870%	1,934,864	1,899,388
Drive Auto Receivables Trust 10/15/2026 3.180%(A)	430,644	430,097
Drive Auto Receivables Trust 1/16/2029 1.450%	1,250,000	1,182,989
DT Auto Owner Trust 11/17/2025 2.550% 144A	773,289	760,753
DT Auto Owner Trust 1/18/2028 2.380% 144A	250,000	233,303
DT Auto Owner Trust 6/15/2026 1.470% 144A	3,031,393	2,982,051
DT Auto Owner Trust 3/15/2028 4.720% 144A	2,000,000	1,949,156
DT Auto Owner Trust 2/16/2027 1.500% 144A	1,332,000	1,245,134
DT Auto Owner Trust 5/17/2027 1.310% 144A	1,200,000	1,089,498

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2023

	Principal	Value
Exeter Automobile Receivables Trust 1/15/2026 0.690%(A)	$81,608	$81,440
Exeter Automobile Receivables Trust 3/17/2025 3.710% 144A	192,028	191,290
Exeter Automobile Receivables Trust 10/15/2029 6.340% 144A	962,500	864,466
Exeter Automobile Receivables Trust 7/17/2028 4.560%	550,000	524,028
Exeter Automobile Receivables Trust 1/15/2026 0.740%	466,704	463,433
Exeter Automobile Receivables Trust 10/15/2027 1.460%	1,000,000	967,370
Exeter Automobile Receivables Trust 12/15/2026 4.860%	1,608,000	1,596,447
Federal Home Loan Mortgage Corp. 5/15/2027 3.000%	1,629,852	58,218
Federal Home Loan Mortgage Corp. 1/25/2034 6.965%^ 144A (US 30 Day Average SOFR + 1.650%)	26,827	26,802
Federal Home Loan Mortgage Corp. 3/15/2045 3.500%	368,271	357,231
Federal Home Loan Mortgage Corp. 4/25/2043 7.415%^ 144A (US 30 Day Average SOFR + 2.100%)	547,514	552,644
Federal Home Loan Mortgage Corp. 5/25/2042 7.515%^ 144A (US 30 Day Average SOFR + 2.200%)	1,886,356	1,906,257
Federal Home Loan Mortgage Corp. 7/15/2029 3.000%	89,987	89,424
Federal Home Loan Mortgage Corp. 5/25/2043 7.315%^ 144A (US 30 Day Average SOFR + 2.000%)	1,094,145	1,100,948
Federal Home Loan Mortgage Corp. 6/25/2043 7.315%^ 144A (US 30 Day Average SOFR + 2.000%)	1,086,047	1,091,326
Federal National Mortgage Assoc. 2/25/2046 0.164%	22,099,025	53,237

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2023

	Principal	Value
Federal National Mortgage Assoc. 1/25/2031 9.679%^ (ICE LIBOR USD 1 Month + 4.250%)	$1,000,000	$1,083,728
Federal National Mortgage Assoc. 2/25/2047 0.114%	27,141,991	58,871
Federal National Mortgage Assoc. 11/25/2046 0.114%	40,382,503	80,159
Federal National Mortgage Assoc. 8/25/2042 3.500%	640,432	87,297
Federal National Mortgage Assoc. 12/25/2032 2.000%	137,229	121,694
First Investors Auto Owner Trust 1/15/2027 2.030% 144A	639,990	625,373
First Investors Auto Owner Trust 6/15/2029 5.410% 144A	500,000	454,470
First Investors Auto Owner Trust 12/15/2025 3.060% 144A	1,016,475	1,010,795
Flagship Credit Auto Trust 4/15/2026 3.800% 144A	195,026	194,757
Flagship Credit Auto Trust 9/15/2027 1.460% 144A	350,000	323,456
Foursight Capital Automobile Recei Trust 5/15/2028 3.070% 144A	600,000	554,795
GCAT Trust 8/25/2066 1.915% 144A	158,803	134,390
GLS Auto Receivables Issuer Trust 7/15/2027 4.310% 144A	725,000	704,403
GLS Auto Receivables Issuer Trust 5/15/2025 2.960% 144A	146,393	145,792
GLS Auto Receivables Issuer Trust 2/18/2025 3.540% 144A(A)	15,774	15,758
GLS Auto Receivables Issuer Trust 8/15/2025 3.060% 144A	1,213,807	1,204,332
Government National Mortgage Assoc. 3/16/2043 5.845%^(A) (US Treasury Yield Curve Rate 5 Yr T-Note +2.915%)	39	39
GS Mortgage Securities Trust 9/10/2047 4.162%	750,000	721,220
Harvest SBA Loan Trust 6/25/2047 7.800%^ 144A (ICE LIBOR USD 1 Month + 2.150%)	695,216	670,884

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2023

	Principal	Value
HPEFS Equipment Trust 3/20/2024 5.450% 144A	$396,557	$396,487
Hyundai Auto Receivables Trust 4/15/2024 5.167%(A)	134,894	134,867
JP Morgan Mortgage Trust 5/25/2050 3.500% 144A	47,206	$40,391
JP Morgan Mortgage Trust 1/25/2051 3.000% 144A	137,120	132,914
JP Morgan Mortgage Trust 10/25/2029 2.761% 144A	87,407	82,156
JPMBB Commercial Mortgage Sec Trust 5/15/2048 3.342%	230,368	220,869
LAD Auto Receivables Trust 4/15/2030 6.850% 144A	726,000	721,113
LAD Auto Receivables Trust 8/17/2026 1.300% 144A	836,215	821,431
LAD Auto Receivables Trust 6/15/2027 5.930% 144A	685,269	683,462
Lendingpoint Asset Securitization Trust 2/15/2030 6.560% 144A	263,947	263,580
Libra Solutions LLC 2/15/2035 7.000% 144A	219,472	218,370
Lobel Automobile Receivables Trust 7/15/2026 6.970% 144A	876,297	876,343
M&T Equipment Finance Corp. 7/15/2030 6.090% 144A	1,000,000	997,750
Mariner Finance Issuance Trust 7/20/2032 2.960% 144A	77,473	77,294
Marlette Funding Trust 12/17/2029 3.760% 144A	1,914,917	1,897,801
Mill City Mortgage Loan Trust 4/25/2066 3.500% 144A	741,035	704,424
Morgan Stanley Resecuritization Trust 12/26/2046 4.852% 144A	25,896	25,655
Newtek Small Business Loan Trust 2/25/2044 7.950%^ 144A (Prime - 0.550%)	574,634	569,209
Oscar US Funding LLC 8/12/2024 5.796% 144A	1,365,350	1,364,930

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2023

	Principal	Value
Pagaya AI Debt Selection Trust 1/25/2029 3.000% 144A	$24,055	$23,239
Pagaya AI Debt Selection Trust 5/15/2029 1.150% 144A	49,635	49,451
Pagaya AI Debt Selection Trust 5/17/2027 6.430% 144A	1,047,378	1,043,805
Pagaya AI Debt Selection Trust 5/15/2029 1.740% 144A	499,973	488,508
Pagaya AI Debt Selection Trust 3/15/2030 6.060% 144A	1,176,489	1,170,603
Prestige Auto Receivables Trust 8/15/2025 3.010% 144A	2,574,122	2,562,896
Prestige Auto Receivables Trust 2/15/2028 1.530% 144A	825,600	774,427
Provident Funding Mortgage Trust 4/25/2051 2.500% 144A	832,299	628,027
Saluda Grade Alternative Mortgage Trust 6/1/2053 7.162% 144A	918,925	914,801
Santander Consumer Auto Receiv Trust 10/15/2025 0.330% 144A	240,888	239,600
Santander Consumer Auto Receiv Trust 4/15/2026 5.490% 144A	2,500,000	2,492,285
Santander Drive Auto Receivables 3/15/2027 4.430%	1,304,000	1,278,792
Santander Drive Auto Receivables 9/15/2027 0.950%	1,015,711	1,000,255
Santander Drive Auto Receivables 11/16/2026 1.640%	1,539,587	1,505,892
Santander Drive Auto Receivables Trust 4/17/2028 2.560%	500,000	481,365
Santander Drive Auto Receivables Trust 3/16/2026 5.870%	2,657,374	2,655,897
Santander Drive Auto Receivables Trust 2/16/2027 1.260%	1,000,000	971,001
Santander Drive Auto Receivables Trust 11/16/2026 1.130%	3,595,000	3,470,005
Santander Drive Auto Receivables Trust 1/15/2027 1.480%	209,549	204,110
Santander Retail Auto Lease Trust 11/20/2025 1.410% 144A	1,170,000	1,128,499

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2023

	Principal	Value
SCF Equipment Leasing LLC 8/21/2028 0.830% 144A	$245,346	$240,642
SCF Equipment Leasing LLC 4/20/2026 2.470% 144A(A)	37,162	37,046
SCF Equipment Leasing LLC 7/20/2032 5.260% 144A	500,000	438,966
Seashine Holding LLC 5/20/2025 6.000% 144A	1,770,050	1,699,371
Sequoia Mortgage Trust 4/25/2050 3.000% 144A	184,780	175,124
SMB Private Education Loan Trust 9/15/2037 2.230% 144A	1,144,473	1,051,636
SoFi Consumer Loan Program 9/25/2030 1.300% 144A	924,000	902,406
Spruce Hill Mortgage Loan Trust 1/28/2050 2.521% 144A	517,736	512,302
Towd Point HE Trust 2/25/2063 6.875% 144A	503,245	501,698
Tricolor Auto Securitization Trust 2/18/2025 3.330% 144A	95,605	95,330
Tricolor Auto Securitization Trust 6/15/2028 13.450% 144A	600,000	619,515
Tricolor Auto Securization Trust 9/15/2026 3.230% 144A	2,000,000	1,960,238
Tricon American Homes Trust 1/17/2036 3.473% 144A	459,000	454,227
Trinity Rail Leasing LLC 10/18/2049 2.390% 144A	267,371	250,668
United Airlines Class A Pass Thro Trust 4/11/2024 4.150%(A)	507,813	500,922
United Auto Credit Securitization Trust 6/10/2027 2.850% 144A	500,000	480,968
United Auto Credit Securitization Trust 11/10/2028 5.000% 144A	850,000	760,363
United Auto Credit Securitization Trust 4/10/2029 10.000% 144A	600,000	571,369
Upstart Securitization Trust 5/20/2032 6.100% 144A	2,000,000	1,974,048
Upstart Structured Pass-Through Trust 11/15/2030 7.010% 144A	725,103	$725,437

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2023

		Principal	Value
	US Auto Funding Trust 4/15/2025 3.980% 144A	$1,674,193	$1,632,001
	US Auto Funding Trust 3/17/2025 1.490% 144A	337,307	334,484
	USASF Receivables LLC 3/15/2027 9.350% 144A	2,040,000	2,041,820
	Veros Auto Receivables Trust 7/16/2029 7.230% 144A	1,900,000	1,854,134
	Veros Auto Receivables Trust 11/15/2028 7.120% 144A	789,281	790,586
	Verus Securitization Trust 11/25/2059 3.192% 144A	359,552	346,621
	Verus Securitization Trust 7/25/2059 2.913% 144A	18,229	17,564
	Westlake Automobile Receivables Trust 1/15/2026 2.760% 144A	1,683,774	1,667,625
	Westlake Automobile Receivables Trust 3/15/2027 3.490% 144A	487,200	464,530
	WinWater Mortgage Loan Trust 1/20/2046 3.778% 144A	170,893	154,856
	World Omni Select Auto Trust 3/15/2027 6.163%^ (US 30 Day Average SOFR + 0.850%)	1,897,299	1,899,822
	X-Caliber Funding LLC 11/1/2024 8.580%^ 144A (CME Term SOFR 1 Month + 3.250%)	1,200,000	1,199,822

48.30%	TOTAL ASSET BACKED BONDS		124,730,592
	(Cost: $126,388,158)

26.50%	CORPORATE BONDS
6.42%	Communication Services:
	Abercrombie and Fitch Management Co. 7/15/2025 8.750% 144A	550,000	559,215
	AMN Healthcare, Inc. 10/1/2027 4.625% 144A	110,000	99,413
	Avolon Holdings Funding Ltd. 5/15/2024 5.250% 144A	1,000,000	990,382

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2023

	Principal	Value
Banque Federative du Credit Mutuel SA 10/4/2026 1.604% 144A	$2,000,000	$1,761,378
Blackstone Private Credit Fund 9/15/2024 1.750%	115,000	109,740
Blackstone Private Credit Fund 1/15/2025 2.700%	250,000	236,787
Canpack SA/Canpack US LLC 11/1/2025 3.125% 144A	500,000	461,241
Cargill, Inc. 4/22/2025 3.500% 144A	500,000	484,950
Credit Agricole SA 1/26/2027 1.247% 144A	2,000,000	1,786,354
Domtar Corp. 10/1/2028 6.750% 144A	100,000	82,813
Hughes Satellite Systems Corp. 8/1/2026 5.250%	500,000	449,592
Korn Ferry 12/15/2027 4.625% 144A	500,000	460,000
Macquarie Group Ltd. 6/21/2028 4.098% 144A	2,000,000	1,860,100
Massachusetts Mutual Life Insurance Co. 11/15/2023 7.625% 144A	375,000	375,178
Michael Kors USA, Inc. 11/1/2024 4.500% 144A	1,700,000	1,670,250
PRA Health Sciences, Inc. 7/15/2026 2.875% 144A	110,000	99,250
Qorvo, Inc. 12/15/2024 1.750% 144A	550,000	516,762
Reliance Steel and Aluminum Co. 8/15/2025 1.300%	1,000,000	916,548
RELX, Inc. 10/15/2023 6.625% 144A(A)	1,000,000	999,910
SBL Holdings, Inc. 11/13/2026 5.125% 144A	600,000	542,480
Sealed Air Corp. 12/1/2024 5.125% 144A	500,000	492,500
SLM Corp. 10/29/2025 4.200%	110,000	102,928
Societe Generale SA 3/28/2024 3.875% 144A	500,000	493,719
Sprint LLC 6/15/2024 7.125%	550,000	553,346
Targa Resources Partners LP 3/1/2030 5.500%	500,000	467,956
		16,572,792

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2023

		Principal	Value
3.86%	Consumer Discretionary:
	Allison Transmission, Inc. 10/1/2027 4.750% 144A	$550,000	$507,568
	BorgWarner, Inc. 02/15/2029 7.125% 2/15/2029 7.125%	600,000	631,266
	Brunswick Corp. 8/1/2027 7.125%	1,606,000	1,633,093
	Brunswick Corp. 8/18/2024 0.850%	1,000,000	953,630
	Ford Motor Co. 10/1/2028 6.625%	550,000	552,382
	General Motors Financial Co., Inc. Perpetual 5.750%	500,000	402,645
	Hasbro, Inc. 7/15/2028 6.600%	798,000	812,436
	PACCAR Financial Corp. 4/7/2025 2.850%	500,000	480,072
	PVH Corp. 11/15/2023 7.750%	839,000	$837,928
	Tapestry, Inc. 4/1/2025 4.250%	1,250,000	1,215,524
	Toll Brothers Finance Corp. 3/15/2027 4.875%	1,000,000	957,803
	TRI Pointe Group, Inc. 6/15/2024 5.875%	1,000,000	992,901
			9,977,248
1.70%	Consumer Staples:
	Element Fleet Management Corp. 4/6/2024 1.600% 144A	1,059,000	1,033,589
	HCA, Inc. 9/15/2025 7.580%	817,000	834,141
	Teva Pharmaceutical Industries Ltd. 5/9/2027 4.750%	100,000	91,753
	Triton Container International Ltd. 6/7/2024 1.150% 144A	2,527,000	2,431,808
			4,391,291
4.35%	Energy:
	Enbridge, Inc. 2/16/2024 5.965%	500,000	500,016
	Energy Transfer LP 1/15/2024 5.875%	1,100,000	1,099,315
	Energy Transfer LP Perpetual 6.625%	600,000	478,178
	Energy Transfer LP 2/1/2024 4.900%	845,000	841,809
	EnLink Midstream Partners LP 4/1/2024 4.400%	600,000	584,882
	HF Sinclair Corp. 10/1/2023 2.625%(A)	1,275,000	1,275,000

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2023

		Principal	Value
	Marathon Petroleum Corp. 9/15/2024 3.625%	$659,000	$644,063
	Midwest Connector Capital 4/1/2024 3.900% 144A	1,000,000	984,089
	Occidental Petroleum Corp. 9/1/2025 5.875%	1,485,000	1,477,456
	Phillips 66 Partners LP 3/1/2028 3.750%	540,000	460,607
	Spectra Energy Partners LP 3/15/2024 4.750%	600,000	596,263
	TransCanada PipeLines Ltd. 6/15/2029 7.700%	1,150,000	1,215,165
	The Williams Cos, Inc 1/15/2025 3.900%	1,100,000	1,070,443
			11,227,286
3.59%	Financials:
	Aircastle Ltd. 5/1/2024 4.125%	1,100,000	1,084,255
	Ally Financial, Inc. 11/20/2025 5.750%	250,000	242,839
	Ares Finance Co. LLC 10/8/2024 4.000% 144A	1,000,000	966,876
	Bank of America Corp. Perpetual 4.375%	125,000	104,756
	Barclays plc 5/7/2026 2.852%	250,000	235,837
	Citigroup, Inc. Perpetual 4.000%	500,000	437,376
	EPR Properties 4/15/2028 4.950%	220,000	194,936
	Fifth Third Bank 10/27/2025 5.852%	400,000	393,507
	First Citizens BancShares, Inc. Perpetual 9.635%	1,000,000	1,014,057
	The Goldman Sachs Group, Inc Perpetual 3.650%	500,000	403,040
	ING Groep NV 3/29/2027 3.950%	2,000,000	1,874,156
	Lloyds Banking Group plc 3/18/2026 3.511%	550,000	527,488
	Old Republic International Corp. 10/1/2024 4.875%	1,000,000	984,444
	Societe Generale SA 11/24/2025 4.750% 144A	250,000	239,126
	Synchrony Bank 8/22/2025 5.400%	600,000	578,264
			9,280,957

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2023

		Principal	Value
3.59%	Industrials:
	Allegion US Holding Company 10/1/2024 3.200%	$1,000,000	$969,225
	Ball Corp. 3/15/2026 4.875%	500,000	480,192
	The Boeing Co 2/1/2024 1.950%	1,000,000	986,214
	Fluor Corp. 9/15/2028 4.250%	440,000	402,772
	GATX Corp. 3/30/2027 3.850%	600,000	556,543
	Hubbell, Inc. 8/15/2027 3.150%	1,079,000	991,645
	Macmillan Bloedel Pembroke LP 2/15/2026 7.700%	1,000,000	1,043,193
	Penske Truck Leasing Co. LP/PTL Finance Corp. 3/10/2025 3.950% 144A	775,000	748,023
	Ryder System, Inc. 9/1/2025 3.350%	1,000,000	953,476
	The Timken Co 12/15/2028 4.500%	500,000	466,222
	The Timken Co 5/8/2028 6.875%	480,000	484,573
	Trimble, Inc. 12/1/2024 4.750%	1,200,000	1,181,881
			9,263,959
0.28%	Information Technology:
	Micron Technology, Inc. 2/15/2027 4.185%	250,000	235,210
	Western Digital Corp. 2/15/2026 4.750%	500,000	476,424
			711,634
1.17%	Materials:
	Celanese US Holdings LLC 3/15/2025 6.050%	1,000,000	996,409
	FMC Corp. 10/1/2026 3.200%	800,000	731,354
	Nutrien Ltd. 11/7/2024 5.900%	500,000	498,602
	Steel Dynamics, Inc. 12/15/2026 5.000%	813,000	796,202
			3,022,567
1.54%	Utilities:
	Jersey Central Power and Light Co. 4/1/2024 4.700% 144A	1,000,000	990,775
	Monongahela Power Co. 4/15/2024 4.100% 144A	1,000,000	990,374

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2023

		Principal	Value
	Vistra Operations Co. LLC 07/15/2024 3.55% 7/15/2024 3.550% 144A	$1,000,000	$975,268
	Washington Gas Light Co. 10/9/2026 6.820%	1,000,000	1,008,931
			3,965,348

26.50%	TOTAL CORPORATE BONDS		68,413,082
	(Cost: $71,040,767)

20.54%	TREASURY NOTES
	US Treasury 1/30/2024 0.000%(A)	1,000,000	982,332
	US Treasury 3/28/2024 0.000%(A)	1,000,000	973,715
	US Treasury 10/24/2023 0.000%(A)	1,000,000	996,776
	US Treasury 11/21/2023 0.000%(A)	1,000,000	992,618
	US Treasury 12/28/2023 0.000%(A)	1,000,000	987,143
	US Treasury 11/15/2024 0.750%	5,000,000	4,749,220
	US Treasury 11/30/2023 0.500%	6,700,000	6,646,889
	US Treasury 1/31/2027 1.500%	1,107,000	996,733
	US Treasury 1/31/2025 4.125%	17,300,000	17,032,386
	US Treasury 11/30/2023 2.125%	5,000,000	4,972,705
	US Treasury 3/31/2024 2.250%	5,000,000	4,921,680
	US Treasury 2/15/2024 2.750%	5,000,000	4,950,000
	US Treasury 4/15/2028 1.250%	4,047,160	3,847,688

20.54%	TOTAL TREASURY NOTES		53,049,885
	(Cost: $53,736,089)

95.34%	TOTAL DEBT SECURITIES		246,193,559
	(Cost: $251,165,014)

		Shares	Value
0.23%	PREFERRED STOCK
	Farm Credit Bank of Texas (Perpetual call 6.750%)	6,000	607,500

0.23%	TOTAL PREFERRED STOCK		607,500
	(Cost: $607,500)

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2023

		Shares	Value

4.44%	MONEY MARKET FUND
	Federated Government Obligations Fund Institutional Class 5.200%(B)	11,459,221	$ 11,459,221
	(Cost: $11,459,221)

100.01%	TOTAL INVESTMENTS		258,260,280
	(Cost: $263,231,735)
(0.01%)	Liabilities in excess of other assets		(32,551)
100.01%	NET ASSETS		$ 258,227,729

(A)Non-income producing

(B)Effective 7 day yield as of September 30, 2023

^Rate is determined periodically. Rate shown is the rate in effect on September 30, 2023.

144ASecurity is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $122,919,065 and is 47.52% of the Fund’s net assets.

ICE LIBOR - Intercontinetal Exchange London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements

ANNUAL REPORT

	Core Bond Fund	Limited Term Income Fund
ASSETS
Investments at value(1) (Note 1)	$184,424,736	$258,260,280
Cash held at broker	27,064	24,998
Receivable for capital stock sold	16,391	1,432
Interest receivable	1,479,661	1,434,707
Prepaid expenses	7,992	11,930
TOTAL ASSETS	185,955,844	259,733,347

LIABILITIES
Payable for capital stock redeemed	197,091	436,881
Payable for securities purchased	—	982,361
Accrued advisory fees	35,062	58,047
Accrued accounting, administration and transfer agent fees	14,904	22,675
Other accrued expenses	5,014	5,654
TOTAL LIABILITIES	252,071	1,505,618
NET ASSETS	$185,703,773	$258,227,729

Net Assets Consist of:
Paid-in capital	$210,496,040	$266,322,836
Distributable earnings (accumulated deficits)	(24,792,267)	(8,095,107)
Net Assets	$185,703,773	$258,227,729

NET ASSET VALUE PER SHARE
Net Assets	$185,703,773	$258,227,729
Shares Outstanding	21,502,423	26,883,720
Net Asset Value and Offering Price Per Share	$8.64	$9.61

(1) Identified cost of:	$201,519,180	$263,231,735

CURASSET CAPITAL MANAGEMENT FUNDS

Statements of Assets and LiabilitiesSeptember 30, 2023

See Notes to Financial Statements

ANNUAL REPORT

	Core Bond Fund	Limited Term Income Fund

INVESTMENT INCOME
Interest	$7,812,303	$11,100,234
Dividend income	20,250	30,375
Total investment income	7,832,553	11,130,609

EXPENSES
Advisory fees (Note 2)	661,753	1,113,147
Recordkeeping and administrative services (Note 2)	106,050	147,913
Accounting fees (Note 2)	70,985	97,769
Custody fees	5,757	21,928
Transfer agent fees (Note 2)	19,950	25,943
Professional fees	46,323	51,813
Filing and registration fees	29,995	40,000
Trustee fees	14,455	17,932
Compliance fees	7,381	10,153
Shareholder reports	14,626	19,470
Insurance	4,364	5,119
Other	37,226	41,243
Total expenses	1,018,865	1,592,430
Advisory fee waivers (Note 2)	(357,112)	(479,283)
Net expenses	661,753	1,113,147
Net investment income (loss)	7,170,800	10,017,462

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(3,832,539)	(1,056,308)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,118,510	2,873,098
Net realized and unrealized gain (loss) on investments	(2,714,029)	1,816,790

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,456,771	$11,834,252

CURASSET CAPITAL MANAGEMENT FUNDS

Statements of OperationsFor the Year Ended September 30, 2023

See Notes to Financial Statements

ANNUAL REPORT

	Core Bond Fund		Limited Term Income Fund
	Year Ended September 30, 2023	December 1, 2021* through September 30, 2022	Year Ended September 30, 2023	December 1, 2021* through September 30, 2022
Increase (decrease) in Net Assets from
OPERATIONS
Net investment income (loss)	$7,170,800	$3,113,595	$10,017,462	$2,953,942
Net realized gain (loss) on investments	(3,832,539)	(4,147,709)	(1,056,308)	(2,563,358)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,118,510	(18,212,954)	2,873,098	(7,844,554)
Increase (decrease) in net assets from operations	4,456,771	(19,247,068)	11,834,252	(7,453,970)

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	(6,944,428)	(3,057,542)	(9,615,217)	(2,860,173)
Decrease in net assets from distributions	(6,944,428)	(3,057,542)	(9,615,217)	(2,860,173)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	28,602,668	209,600,417	37,033,748	273,075,184
Distributions reinvested	171,500	370,069	218,421	231,031
Shares redeemed	(14,718,105)	(13,530,509)	(24,713,932)	(19,521,615)
Increase (decrease) in net assets from capital stock transactions	14,056,063	196,439,977	12,538,237	253,784,600

NET ASSETS
Increase (decrease) during period	11,568,406	174,135,367	14,757,272	243,470,457
Beginning of period	174,135,367	—	243,470,457	—
End of period	$185,703,773	$174,135,367	$258,227,729	$243,470,457

*Commencement of Operations

CURASSET CAPITAL MANAGEMENT FUNDS

Statements of Changes in Net Assets

See Notes to Financial Statements

ANNUAL REPORT

	Year Ended September 30, 2023	December 1, 2021(2) through September 30, 2022
Net asset value, beginning of period	$8.74	$10.00
Investment activities
Net investment income (loss)(1)	0.35	0.19
Net realized and unrealized gain (loss) on investments	(0.12)	(1.29)
Total from investment activities	0.23	(1.10)
Distributions
Net investment income	(0.33)	(0.16)
Total distributions	(0.33)	(0.16)
Net asset value, end of period	$8.64	$8.74

Total Return(3)	2.65%	(11.10%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.55%	0.54%
Expenses, net of waiver or recovery (Note 2)	0.36%	0.41%
Net investment income (loss)	3.90%	2.41%
Portfolio turnover rate(5)	36.96%	85.91%
Net assets, end of period (000’s)	$185,704	$174,135

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated and has not been annualized.

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

ANNUAL REPORT

	Year Ended September 30, 2023	December 1, 2021(2) through September 30, 2022
Net asset value, beginning of period	$9.52	$10.00
Investment activities
Net investment income (loss)(1)	0.38	0.14
Net realized and unrealized gain (loss) on investments	0.07	(0.51)
Total from investment activities	0.45	(0.37)
Distributions
Net investment income	(0.36)	(0.11)
Total distributions	(0.36)	(0.11)
Net asset value, end of period	$9.61	$9.52

Total Return(3)	4.84%	(3.68%)
Ratios/Supplemental Data
Ratio to average net assets(4)
Expenses, gross	0.63%	0.61%
Expenses, net of waiver or recovery (Note 2)	0.44%	0.49%
Net investment income (loss)	3.96%	1.77%
Portfolio turnover rate(5)	97.87%	122.59%
Net assets, end of period (000’s)	$258,228	$243,470

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated and has not been annualized.

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial StatementsSeptember 30, 2023

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (each a “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Funds offer Class A, Investor Class, Institutional Class and Founders Class shares. As of September 30, 2023, neither Fund had Class A, Investor Class or Institutional Class shares outstanding. Each Fund’s Founders Class commenced operations on December 1, 2021.

The investment objective of the Curasset Capital Management Core Bond Fund (the “Core Bond Fund”) is to provide total return, comprised of income and capital appreciation.

The investment objective of the Curasset Capital Management Limited Term Income Fund (the “Limited Term Income Fund”) is to seek income.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ record investments at current market value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investments in securities included on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust’s Board of Trustees (the “Board”), which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2023

delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Curasset Capital Management, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The FASB has issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, to increase comparability of financial information for entities that hold equity securities with contractual restrictions prohibiting the sale of the securities. Currently, there is diversity in practice on the application of a discount to measure fair value when securities have such contractual restrictions. The ASU provides clarity related to this matter. The ASU also adds disclosure requirements related to contractual sale restrictions.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of September 30, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Core Bond Fund
Asset Backed Bonds	$—	$62,193,554	$—	$63,193,554
Corporate Bonds	—	62,995,955	—	62,995,955
Treasury Notes	—	53,873,336	—	53,873,336
Preferred Stock	—	405,000	—	405,000
Money Market Fund	4,956,891	—	—	4,956,891
	$4,956,891	$179,467,845	$—	$184,424,736

Limited Term Income Fund
Asset Backed Bonds	$—	$124,730,592	$—	$124,730,592
Corporate Bonds	—	68,413,082	—	68,413,082
Treasury Notes	—	53,049,885	—	53,049,885
Preferred Stock	—	607,500	—	607,500
Money Market Fund	11,459,221	—	—	11,459,221
	$11,459,221	$246,801,059	$—	$258,260,280

Refer to the Funds’ Schedule of Investments for a listing of the securities by security type and sector.

The Funds held no Level 3 securities at any time during the year ended September 30, 2023.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2023

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended September 30, 2023, there were no such reclassifications.

Mortgage-Related Securities

The Funds can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers. The prices and yields of mortgage-related securities are determined, in

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2023

part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-related securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. Mortgage-related securities issued by private issuers are not U.S. government securities and are subject to greater credit risks than mortgage related securities that are U.S. government securities. Credit risk is greater for mortgage related securities that are not directly or indirectly guaranteed by a U.S. government-sponsored enterprise (“GSE”) (such as Fannie Mae, Freddie Mac, the Federal Home Loan Banks, and the Federal Farm Credit Banks). However, GSEs are not guaranteed by the U.S. Treasury and in the event that a GSE cannot meet its obligations, there can be no assurance that the U.S. government will provide support. Certain purchases of agency or GSE-guaranteed mortgage-backed securities are forward transactions (called “to-be-announced” or “TBA” transactions) that can settle a month or more after the trade date. If the counterparty to a TBA transaction does not perform its obligation to deliver the specified mortgage-backed securities, the Funds could be required to replace those securities at a higher price. During the settlement period, the Funds will bear the risk of any decline in the value of the security to be delivered. For either purchase or sale transactions, the Funds may choose to extend the settlement through a “dollar roll” transaction in which it sells its current TBA security to a dealer while simultaneously agreeing to buy a TBA security with similar characteristics with a later settlement date. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Funds may be less favorable than the security delivered to the dealer.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement between the Trust and the Advisor, the Advisor provides investment advisory services to the Funds for an investment management fee equal to 0.36% and 0.44% of the daily net assets of the Core Bond Fund and the Limited Term Income Fund, respectively.

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CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2023

The Advisor earned and waived advisory fees for the year ended September 30, 2023 as follows:

Fund	Investment Advisory Fee Earned	Investment Advisory Fee Waived
Core Bond Fund	$661,753	$357,112
Limited Term Income Fund	1,113,147	479,283

The Advisor has contractually agreed to reduce its fees and/or reimburse Fund expenses until January 31, 2025 to keep Total Annual Fund Operating Expenses (exclusive of interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) from exceeding 0.36% of the daily net assets with respect to the Core Bond Fund's Founders Class shares and 0.44% of the daily net assets with respect to the Limited Term Income Fund's Founders Class shares. The advisor has also entered into an expense limitation agreement with the Trust to reduce fees and/or reimburse expenses with respect to each of the Fund's Class A shares, Investor Class shares and Institutional Class shares. The Trust and the Advisor may terminate this limitation expense agreement prior to January 31, 2025 only by mutual written consent. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the applicable Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable fee waivers and expense reimbursements for the Funds as of September 30, 2023, and expiration dates are as follows:

	Recoverable Fee Waivers and Expense Reimbursements and Expiration Dates
Fund	2025	2026	Total
Core Bond Fund	$171,866	$357,112	$528,978
Limited Term Income Fund	211,297	479,283	690,580

The Funds have adopted a Distribution and Service Plan Pursuant to Rule 12b-1 (the “12b-1 Plan”) for the Class A and Investor Class shares. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such

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Notes to Financial Statements - continuedSeptember 30, 2023 class. The fee paid pursuant to the 12b-1 Plan by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A and Investor Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, and it therefore may be used to pay for certain expenditures related to financing distribution-related activities for each of the Funds.

The Funds have adopted a shareholder services plan with respect to their Class A, Investor and Institutional Class Shares. Under the shareholder services plan, the Funds may pay an authorized firm up to 0.25% on an annualized basis of its average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

No fees were incurred by the Funds under the 12b-1 Plan or shareholder services plan during the year ended September 30, 2023.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the year ended September 30, 2023, the following fees were paid by each Fund to CFS:

Fund	Administration	Transfer Agent	Fund Accounting
Core Bond Fund	$98,086	$12,601	$64,981
Limited Term Income Fund	136,911	18,101	89,470

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CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2023

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities, other than short-term securities and US Government securities for the year ended September 30, 2023 were as follows:

	Purchases	Sales
Core Bond Fund
Corporate bonds	$34,085,021	$29,935,986
Preferred stock	405,000	—
	$34,490,021	$29,935,986

	Purchases	Sales
Limited Term Income Fund
Corporate bonds	$124,978,576	$91,719,527
Preferred stock	607,500	—
	$125,586,076	$91,719,527

The costs of purchases and the proceeds of sales of US Government securities for the year ended September 30, 2023 were as follows:

	Purchases	Sales
Core Bond Fund	$47,721,862	$32,747,205
Limited Term Income Fund	109,317,691	95,868,211

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CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2023

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the year ended September 30, 2023 and period ended September 30, 2022 were as follows:

Year ended September 30, 2023
	Core Bond Fund	Limited Term Income Fund
Distributions paid from:
Ordinary income	$6,944,428	$9,615,217

Period ended September 30, 2022
	Core Bond Fund	Limited Term Income Fund
Distributions paid from:
Ordinary income	$3,057,542	$2,860,173

As of September 30, 2023, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Core Bond Fund	Limited Term Income Fund
Accumulated net investment income (loss)	$282,425	$496,014
Other accumulated losses	(7,958,111)	(3,536,276)
Net unrealized appreciation (depreciation) on investments	(17,116,581)	(5,054,845)
	$(24,792,267)	$(8,095,107)

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CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2023

For tax purposes, the Funds had capital loss carryforwards as follows:

	Short Term	Long Term	Total
Core Bond Fund	$4,680,217	$3,277,894	$7,958,111
Limited Term Income Fund	2,861,407	674,869	3,536,276

These losses may be carried forward indefinitely.

As of September 30, 2023, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Core Bond Fund	$201,541,317	$379,652	$(17,496,233)	$(17,116,581)
Limited Term Income Fund	263,315,125	$422,720	(5,477,565)	(5,054,845)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Capital stock transactions were:

For the year ended September 30, 2023
	Core Bond Fund	Limited Term Income Fund
Shares sold	3,211,330	3,860,957
Shares reinvested	19,403	22,826
Shares redeemed	(1,660,187)	(2,577,946)
Net increase (decrease)	1,570,546	1,305,837

For the period ended September 30, 2022
	Core Bond Fund	Limited Term Income Fund
Shares sold	21,350,570	27,566,185
Shares reinvested	39,566	23,792
Shares redeemed	(1,458,259)	(2,012,094)
Net increase (decrease)	19,931,877	25,577,883

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CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2023

NOTE 6 – OTHER RISKS FOR THE FUND

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the potential spillover effects of Israel-Hamas war, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Funds’ other service providers, market makers, or the issuers of securities in which the Funds invest have the ability to cause disruptions and negatively impact the Funds’ business operations, potentially resulting in financial losses to the Funds and their shareholders. While the Funds have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Funds cannot control the cyber security plans and systems of the Funds’ service providers, market makers, or issuers of securities in which the Funds invest.

NOTE 7 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Funds have made the following distributions to the shareholders of record:

Fund	Record Date	Ex-Dividend Date	Character	Amount
Core Bond Fund	October 26, 2023	October 27, 2023	Net investment income	$726,604
Core Bond Fund	November 27, 2023	November 28, 2023	Net investment income	806,520
Limited Term Income Fund	October 26, 2023	October 27, 2023	Net investment income	826,491
Limited Term Income Fund	November 27, 2023	November 28, 2023	Net investment income	871,392

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items that require disclosure.

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders of Curasset Capital Management Core Bond Fund and Curasset Capital Management Limited Term Income Fund and Board of Trustees of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Curasset Capital Management Core Bond Fund and Curasset Capital Management Limited Term Income Fund (the “Funds”), each a series of World Funds Trust, as of September 30, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2023, the results of their operations, the changes in net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial statements and financial highlights for the period ended September 30, 2022 were audited by other auditors whose report dated November 29, 2022 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities

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CURASSET CAPITAL MANAGEMENT FUNDS

Report of Independent Registered Public Accounting Firm - continued

owned as of September 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 29, 2023

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (68) Trustee	Indefinite, Since June 2010	Dean Emeritus (since 2023) and Professor of Marketing (since 2013), Jones College of Business, Middle Tennessee State University since July 2013.	20	Independent Trustee for the ETF Opportunities Trust for the thirty-eight series of that Trust (registered investment company)
Mary Lou H. Ivey (65) Trustee	Indefinite, Since June 2010	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), from 2008-2021.	20	Independent Trustee for the ETF Opportunities Trust for the thirty-eight series of that Trust (registered investment company)
Theo H. Pitt, Jr. (87) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997.	20

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Starboard Investment Trust for the eleven series of that trust; and ETF Opportunities Trust for the thirty-eight series of that Trust (all registered investment companies)

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (60) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. October 2013 to present.
Karen M. Shupe (59) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (69) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (54) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King (60) Assistant Secretary	Indefinite, Since November 2022	Attorney, Practus LLP (law firm), 2020 to present; Senior Vice President and Associate General Counsel, The TCW Group, Inc. (investment management firm), 2017 to 2019.
Gino E. Malaspina (55) Assistant Secretary	Indefinite, Since November 2022

Attorney, Practus LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (61) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present,
Laura B. Wright (51) Assistant Secretary	Indefinite, Since May 2022	Fund Administrator Manager, Commonwealth Fund Services, Inc. August 2023 to present; Fund Administrator, Commonwealth Fund Services, Inc., 2016 to 2023.
Julian G. Winters (54) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

QUARTERLY PORTFOLIO HOLDINGS

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov.

RENEWAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on August 23, 2023, the Board of Trustees (“Board”) of the World Funds Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Curasset Advisory Agreement”) between the Trust and Curasset Capital Management, LLC on behalf of the Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (the “Curasset Capital Funds”).

At the Meeting, the Board reviewed among other things, a memorandum from the Trust’s legal counsel (“Counsel”) that summarized the fiduciary duties and responsibilities of the Trustees regarding the renewal of the Curasset Advisory Agreement, Curasset Capital Management’s 15(c) Response, Curasset Capital Management’s financial information, a fee comparison analysis for the Curasset Capital Funds and comparable mutual funds, and the Curasset Advisory Agreement. The Trustees considered the types of information and factors that should be considered by the Board in order to make an informed decision regarding the renewal of the Curasset Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Curasset Capital Management; (ii) the investment performance of the Curasset Capital Funds and Curasset Capital Management; (iii) the costs of the services provided and profits realized by Curasset Capital Management from the relationship with the Curasset Capital Funds; (iv) the extent to which economies of scale would be realized if the Curasset Capital Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Curasset Capital Funds’ investors; and (v) Curasset Capital Management’s practices regarding possible conflicts of interest and other benefits derived by Curasset Capital Management.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in Curasset Capital Management’s presentation earlier in the Meeting. The Board requested and was provided

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

with information and reports relevant to the annual renewal of the Curasset Advisory Agreement, including: (i) reports regarding the services and support provided to the Curasset Capital Funds and its shareholders by Curasset Capital Management; (ii) quarterly assessments of the investment performance of the Curasset Capital Funds by personnel of Curasset Capital Management; (iii) commentary on the reasons for the performance; (iv) presentations by Curasset Capital Management on its investment strategy, personnel and operations; (v) compliance reports concerning the Curasset Capital Funds and Curasset Capital Management; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of Curasset Capital Management; and (vii) the memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Curasset Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Curasset Capital Management, including financial information, a description of its personnel and the services provided to the Curasset Capital Funds, information on investment advice, performance, summaries of Curasset Capital Funds’ expenses, its compliance program, current legal matters (if any), and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Curasset Capital Funds; and (iii) benefits to be realized by Curasset Capital Management from its relationship with the Curasset Capital Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Curasset Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Curasset Advisory Agreement, the Trustees considered numerous factors, including:

1.The nature, extent, and quality of the services to be provided by Curasset Capital Management.

In this regard, the Board considered the responsibilities of Curasset Capital Management under the Curasset Advisory Agreement. The Board reviewed the services provided by Curasset Capital Management to the Curasset Capital Funds including, without limitation, the qualifications and abilities of Curasset Capital Management’s personnel and services provided to the Curasset Capital Funds; the investment strategies and techniques used in managing the

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Funds and Curasset Capital Management’s process for formulating investment recommendations and assuring compliance with the Curasset Capital Funds’ investment objectives, strategies, and limitations; its coordination of services for the Curasset Capital Funds among the Funds’ service providers; and its efforts to promote the Curasset Capital Funds and grow their assets. After reviewing the foregoing and information provided by Curasset Capital Management at the Board Meeting, the Board concluded that the nature, extent and quality of the services provided by Curasset Capital Management was satisfactory and adequate for the Curasset Capital Funds.

2.Investment Performance of the Curasset Capital Funds and Curasset Capital Management.

The Board considered the Funds’ performance returns as compared to each Fund’s Morningstar category, the Intermediate Core Bond category for the Curasset Capital Management Core Bond Fund and the Short-Term Bond category for the Curasset Capital Management Limited-Term Income Fund, and peer group. The Board noted that the performance of the Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited-Term Income Fund placed each Fund in the top quartile of comparative funds in both their Morningstar peer group and category for the one-year period ended June 30, 2023.

The Board further considered that the Curasset Capital Management Core Bond Fund’s performance return during the one-year period ended June 30, 2023 of 1.52% exceeded the performance of the Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Total Return Index, which returned -0.94% during this one-year period. With respect to the Curasset Capital Management Limited Term Income Fund, the Board observed that its performance return of 3.03% exceeded the performance of the Fund’s benchmark index, the Bloomberg U.S. Government/Credit 1-3 Year Total Return Index, which returned 0.52% during this one-year period. Curasset Capital Management does not manage any other accounts with investment objectives similar to the Funds. Based on the foregoing, the Board concluded that the investment performance of each Fund was satisfactory.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

3.The costs of services provided and profits realized by Curasset Capital Management from the relationship with the Curasset Capital Funds.

In this regard, the Board considered: the financial condition of Curasset Capital Management and the level of commitment to the Curasset Capital Funds by Curasset Capital Management and its principals; the profitability of Curasset Capital Management in providing advisory services to the Curasset Capital Funds; and the expenses of the Curasset Capital Funds, including the nature and frequency of advisory fee payments. The Board compared the advisory fees and expenses of the Curasset Capital Funds to other funds comparable to them in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. He noted that with respect to the Curasset Capital Management Core Bond Fund, while the gross advisory fee is higher than the Broadridge peer group and category median, the Fund’s net advisory fee is below these respective medians. With respect to the Curasset Capital Management Limited Term Income Fund, he noted that while the Fund’s gross advisory fee is higher than the Broadridge peer group and category medians, the Fund’s net advisory fee was slightly higher than the peer group median and lower than the category median net advisory fee. The Board noted that the Curasset Capital Management Core Bond Fund’s net expenses are lower than the net expenses of the Broadridge peer group and category medians, while the Fund’s gross expenses are lower than the peer group median and higher than the category median. The Curasset Capital Management Limited Term Income Fund’s net expenses are lower than the net expenses of the Broadridge peer group and category medians, while the Fund’s gross expenses are higher than both the Broadridge peer group and category medians. The Board observed that the Curasset Capital Funds currently are the only funds launched by Curasset Capital Management.

The Board observed that Curasset Capital Management is limiting expenses for the Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund such that total annual fund operating expenses do not exceed 0.36% and 0.44%, respectively, until January 31, 2025 pursuant to an Expense Limitation Agreement. Following this comparison and upon further consideration and discussion of the Curasset Capital Funds’ advisory fees and expense, the Board concluded that the advisory fees paid to Curasset Capital Management pursuant to the Curasset Advisory Agreement were reasonable based on the nature, extent and quality of advisory services provided to the Curasset Capital Funds.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

4.The extent to which economies of scale would be realized as the Curasset Capital Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

In this regard, the Board considered the Curasset Capital Funds’ fee arrangements with Curasset Capital Management. The Board noted that the advisory fee would stay the same as asset levels increased, although Curasset Capital Management had entered into an expense limitation arrangement pursuant to which it agreed to cap the total annual fund operating expenses of the Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund at 0.36% and 0.44%, respectively, of that Fund’s daily net assets, excluding certain expenses. Following further discussion of the Curasset Capital Funds’ current asset levels and expectations for growth, the Board determined that the Funds’ fee arrangements with Curasset were fair and reasonable in relation to the nature, extent and quality of the advisory services provided by Curasset Capital Management.

5.Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Curasset Capital Funds; and the substance and administration of Curasset’s Code of Ethics and other relevant policies described in Curasset’s compliance policies. The Board considered that Curasset indicated that managing registered funds could help increase awareness of Curasset Capital Management and, though it does not currently have any separately managed accounts under management, it may be interested in offering such products in the future. Following further consideration and discussion, the Board indicated that Curasset Capital Management’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Curasset Capital Management from managing the Curasset Capital Funds were satisfactory.

The Trustees discussed the late receipt of 15(c) response materials from Curasset Capital Management in connection with the consideration of the renewal of the Curasset Advisory Agreement and determined to approve the renewal of the Curasset Advisory Agreement until November 30, 2023, and that at the Trust’s November 2023 Board meeting, Curasset Capital Management will be asked to submit in a more timely manner an updated 15(c) response and supporting materials for the Board’s consideration.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Change in Independent Public Accounting Firm

On March 13, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (the “Funds”), each a series of the Trust. The Audit Committee of the Board approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The reports of BBD on the financial statements of the Fund as of and for the fiscal period ended September 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal period ended September 30, 2022: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its reports on the financial statements of the Funds for such period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements.

On August 23, 2023, the Audit Committee of the Board recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending September 30, 2023.

During the fiscal period ended September 30, 2022 and for the interim period to August 23, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares, deferred sales charges on certain redemptions made within 18 months of purchase of Class A shares and redemption fees on certain redemptions made within 60 days of purchase of Class A shares and Investor Class shares, and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2023 and held for the six months ended September 30, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Fund Expenses (unaudited) - continued

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period Ended 9/30/23*
Core Bond Fund
Actual	$1,000.00	$991.23	0.36%	$1.80
Hypothetical**	$1,000.00	$1,023.26	0.36%	$1.83
Limited Term Income Fund
Actual	$1,000.00	$1,011.53	0.44%	$2.22
Hypothetical**	$1,000.00	$1,022.86	0.44%	$2.23

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this annual report.

Investment Advisor:

Curasset Capital Management, LLC

50 Park Place, Suite 1004

Newark, New Jersey 07102

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Custodian:

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

Fund Administrator, Transfer Agent and Fund Accountant:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Legal Counsel:

Practus LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

ITEM 1. (b)	Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(f) The code of ethics is attached hereto as exhibit13(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $32,600 for 2023 and $31,000 for 2022.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2022.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,400 for 2023 and $6,000 for 2022. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2023 and $0 for 2022.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant’s principal  accountant to the investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)          100%

(d)           NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2023 and $0 for 2022.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Schedule filed under Item 1 of the Form.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public accounting firm.

On August 23, 2023, the Audit Committee of the Board of Trustees of World Funds Trust recommended and approved the appointment of Cohen & Company, Ltd. (“Cohen”) as the independent registered public accounting firm with respect to the Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (the “Funds”), each a series of World Funds Trust, for the fiscal year ending September 30, 2023.

During the fiscal period ended September 30, 2022 and for the interim period to August 23, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 8, 2023

* Print the name and title of each signing officer under his or her signature.